PRIVATE PLACEMENT (Details) - Private Placement - USD ($)		9 Months Ended	12 Months Ended
	Dec. 15, 2021	Sep. 30, 2024	Dec. 31, 2023
PRIVATE PLACEMENT
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares per warrant	1
Exercise price of warrant	$ 11.5
Threshold period for not to transfer, assign or sell any of their units after the completion of the initial business combination		30 days	30 days
Private Placement Units
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	898,250
Price of warrants	$ 10
Aggregate purchase price	$ 8,982,500